Segment information - Geographic Assets (Details) - USD ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	$ 1,648	$ 1,431	$ 1,755
Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	308	710	1,044
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	348	169	79
Qatar
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	147	156	151
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units		40	94
USA
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	274	92	87
Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	346	47	49
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	$ 225	217	$ 251
Others | Predecessor [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units		$ 257